Goodwill	12 Months Ended
Dec. 31, 2021
Disclosure of goodwill [Abstract]
GOODWILL
Note 10:-	Goodwill

The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021:

	December 31,
	2021	2020
Opening balance	$872,424	$724,193
Acquisition of subsidiaries	49,416	116,416
Classifications	1,585	3,066
Foreign currency translation adjustments	9,429	28,749
Closing balance	$932,854	$872,424

The Group performed annual impairment tests as of December 31, 2019, 2020 and 2021 and did not identify any impairment losses (see Note 2).